UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21226
Eaton Vance Insured Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Ohio Municipal Bond Fund                                                                 as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.1%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 2.7%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,050,730
		$1,050,730
Escrowed / Prerefunded — 4.9%
$1,821	Ohio Higher Educational Facilities Authority, (Oberlin College), Prefunded to 10/1/09, 5.00%, 10/1/29 (1)(2)	$1,904,507
		$1,904,507
Hospital — 3.8%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$966,267
500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	529,975
		$1,496,242
Insured-Electric Utilities — 20.7%
$1,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	$1,542,075
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,826,920
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	774,947
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	2,086,300
1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)(2)	1,857,396
		$8,087,638
Insured-Escrowed / Prerefunded — 20.7%
$420	Cleveland, Airport System, (FSA), Prerefunded to 1/1/10, 5.00%, 1/1/31	$439,954
1,500	Columbus, School District, (FSA), Prerefunded to 12/1/14, 5.00%, 12/1/32	1,633,335
2,500	Olentangy, School District, (School Facility Construction and Improvements), (MBIA), Prerefunded to 12/1/12, 5.00%, 12/1/30	2,678,900
2,600	Trotwood-Madison, City School District, (School Improvements), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/30	2,786,056
500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.27%, 1/1/29 (3)(4)	568,675
		$8,106,920

Insured-General Obligations — 32.3%
$1,500	Ashtabula, School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30 (5)	$1,578,360
1,000	Cleveland, Municipal School District, (FSA), 5.00%, 12/1/27	1,056,730
2,075	Cuyahoga, Community College District, (AMBAC), 5.00%, 12/1/32	2,195,454
1,100	Olentangy, School District, (FSA), 4.50%, 12/1/32	1,103,025
2,400	Plain, School District, (FGIC), 0.00%, 12/1/27	934,200
1,400	Powell, (FGIC), 5.50%, 12/1/32	1,518,160
2,500	Springboro, Community School District, (MBIA), 5.00%, 12/1/32	2,641,825
500	Tecumseh, School District, (FGIC), 4.75%, 12/1/31	515,800
1,000	Zanesville, School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,062,980
		$12,606,534
Insured-Hospital — 6.8%
$1,000	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	$1,049,670
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.125%, 5/15/28	1,589,610
		$2,639,280
Insured-Lease Revenue / Certificates of Participation — 14.2%
$1,000	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/27	$1,030,910
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)(2)	848,122
2,205	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)(2)	2,382,378
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	250,703
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,037,230
		$5,549,343
Insured-Pooled Loans — 2.2%
$840	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (1)(2)	$880,807
		$880,807
Insured-Public Education — 14.0%
$3,000	Cincinnati, Technical and Community College, (AMBAC), 5.00%, 10/1/28	$3,170,430
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,265,718
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,052,240
		$5,488,388

Insured-Sewer Revenue — 2.9%
$1,100	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,121,868
		$1,121,868
Insured-Special Tax Revenue — 14.7%
$4,315	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22	$2,188,352
5,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23	2,421,850
1,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24	462,430
615	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.535%, 7/1/28 (3)(6)	658,118
		$5,730,750
Insured-Transportation — 13.4%
$3,580	Cleveland, Airport System, (FSA), 5.00%, 1/1/31	$3,687,901
500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	588,555
885	Puerto Rico Highway and Transportation Authority, Variable Rate, (AMBAC), 5.49%, 7/1/28 (3)(6)	952,348
		$5,228,804
Pooled Loans — 7.3%
$1,500	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,544,700
1,150	Rickenbacker, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,289,898
		$2,834,598
Private Education — 5.5%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$904,621
179	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/09 (1)(2)	185,533
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,047,470
		$2,137,624
Total Tax-Exempt Investments — 166.1% (identified cost $60,826,702)		$64,864,033
Other Assets, Less Liabilities — (10.1)%		$(3,935,918)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.0)%		$(21,872,890)
Net Assets Applicable to Common Shares — 100.0%		$39,055,225

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 85.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.4% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $2,179,141 or 5.6% of the Fund’s net assets applicable to common shares.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/07	106 U.S. Treasury Bond	Short	$(12,113,441)	$(11,812,375)	$301,066

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,500,000. In exchange the Fund receives bi-annual payments at a rate equal to the USD - BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates on August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $5,322 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citigroup whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,500,000. In exchange the Fund receives bi-annual payments at a rate equal to the USD - BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $2,618 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,970,733
Gross unrealized appreciation	$4,151,535
Gross unrealized depreciation	(18,235)
Net unrealized appreciation	$4,133,300

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007
/s/ Barbara E. Campbell
By:	Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 26, 2007